LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOAN RECEIVABLE

4. LOAN RECEIVABLE

On December 17, 2020, the Company entered into an agreement with Fortune Access Development Corporation, a British Virgin Island corporation, to purchase a one-year note with principal of $26.5 million at 3% per annum. As of December 31, 2020, the outstanding loan receivable was $26,500,000. On June 25, 2021, the Company entered into an agreement to transfer the loan receivable to a third party, Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd.(“Cang Jin Suo”) ultimately under control by the State-owned Assets Supervision and Administrative Commission. According to the agreement, the consideration was $26,500,000, interest-free. As of December 31, 2021, the loan receivable has been fully received.